UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Report to Stockholders.

(a)

MarketDesk Focused U.S. Dividend ETF Ticker: FDIV Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://www.marketdeskindices.com/fdiv

This annual shareholder report contains important information about the MarketDesk Focused U.S. Dividend ETF (the “Fund”) for the period of August 1, 2024 to July 31, 2025 (the “Period”). You can find additional information about the Fund at https://www.marketdeskindices.com/fdiv. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$34	0.35%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/19/2023)
MarketDesk Focused U.S. Dividend ETF - NAV	(5.34)%	5.00%
S&P 500 Index	16.33%	22.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fdiv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks both capital appreciation and a high level of dividend income. During the Period, the Fund underperformed the U.S. equity market as enthusiasm for artificial intelligence (AI) fueled a concentrated rally in mega-cap technology stocks. The Fund’s underweight to these AI leaders and overweight to more defensive, mature companies that pay dividends contributed to its underperformance.
Dividend stocks faced multiple headwinds during the Period. While the Federal Reserve cut interest rates, the absolute level of interest rates remained high, providing income-seeking investors with attractive alternatives. The level of interest rates also weighed on smaller companies’ growth outlooks and profitability, leading investors to favor larger, more mature companies. The Fund’s exposure to smaller companies and reduced demand for dividend stocks both impacted performance.
The Fund generated negative performance over the period. In terms of security selection, the Industrials, Consumer Discretionary, and Utilities sectors contributed the most to the Fund’s performance, while the Consumer Staples, Materials, and Energy sectors offset some of the Fund’s performance.
Annual Shareholder Report: July 31, 2025

MarketDesk Focused U.S. Dividend ETF Ticker: FDIV Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://www.marketdeskindices.com/fdiv

KEY FUND STATISTICS (as of Period End)
Net Assets	$79,276,628	Portfolio Turnover Rate*	242%
# of Portfolio Holdings	81	Advisory Fees Paid	$361,742
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Staples	18.0%
Health Care	16.8%
Industrials	16.1%
Consumer Discretionary	16.0%
Information Technology	12.9%
Financials	7.9%
Materials	7.0%
Communication Services	3.0%
Energy	2.0%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
A O Smith Corp.	2.0%
Comcast Corp. - Class A	2.0%
Illinois Tool Works, Inc.	2.0%
Avery Dennison Corp.	2.0%
NIKE, Inc. - Class B	2.0%
Paychex, Inc.	2.0%
Procter & Gamble Co.	2.0%
Kimberly-Clark Corp.	2.0%
Bristol-Myers Squibb Co.	2.0%
Colgate-Palmolive Co.	2.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fdiv. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2025

MarketDesk Focused U.S. Momentum ETF Ticker: FMTM Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://www.marketdeskindices.com/fmtm

This annual shareholder report contains important information about the MarketDesk Focused U.S. Momentum ETF (the “Fund”) for the period of March 19, 2025 to July 31, 2025 (the “Period). You can find additional information about the Fund at https://www.marketdeskindices.com/fmtm. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.45%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
Since Inception (3/19/25)
MarketDesk Focused U.S. Momentum ETF - NAV	7.52%
S&P 500 Index	12.20%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.marketdeskindices.com/fmtm for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund’s investment strategy seeks capital appreciation. During the Period, the Fund underperformed the U.S. equity market due to rising trade policy uncertainty and elevated market volatility. The Fund’s shorter momentum signal contributed to its underperformance, as the market experienced a sharp selloff followed by a rapid recovery.
The momentum factor was impacted by significant market volatility during the Period. The White House’s early April announcement of widespread tariffs resulted in uncertainty around trade policy and economic growth. Over the following months, trade policy announcements and fluctuating tariff rates led to increased volatility. The length of momentum signals shortened during the Period, producing sharp rotations as new information emerged and market trends changed.
The Fund generated positive performance over the Period. In terms of security selection, the Information Technology, Communication Services, and Health Care sectors contributed the most to the Fund’s performance, while the Financials, Industrials, and Energy sectors offset some of the Fund’s performance.

Annual Shareholder Report: July 31, 2025

MarketDesk Focused U.S. Momentum ETF Ticker: FMTM Listed on: The Nasdaq Stock Market LLC	July 31, 2025 Annual Shareholder Report https://www.marketdeskindices.com/fmtm

KEY FUND STATISTICS (as of Period End)
Net Assets	$27,681,271	Portfolio Turnover Rate*	398%
# of Portfolio Holdings	31	Advisory Fees Paid	$28,607
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	43.1%
Information Technology	23.3%
Financials	16.6%
Consumer Discretionary	10.0%
Communication Services	3.4%
Materials	3.3%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
ROBLOX Corp. - Class A	3.4%
Corning, Inc.	3.4%
EMCOR Group, Inc.	3.4%
Tractor Supply Co.	3.3%
Valmont Industries, Inc.	3.3%
Western Digital Corp.	3.3%
Allegion PLC	3.3%
Travel + Leisure Co.	3.3%
MP Materials Corp.	3.3%
General Electric Co.	3.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.marketdeskindices.com/fmtm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2025

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FDIV		FMTM
	FYE 07/31/2025	FYE 07/31/2024	FYE 07/31/2025
(a) Audit Fees	$8,750	$7,250	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$2,250	$1,750	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

The accompanying notes are an integral part of these financial statements.

1

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 3.0%
Broadcasting - 1.0%
Nexstar Media Group, Inc.	4,243	$793,908
		$–
Cable & Satellite - 2.0%
Comcast Corp. - Class A	48,154	1,600,157
Total Communication Services		2,394,065

Consumer Discretionary - 16.0%
Apparel Retail - 1.0%
Gap, Inc.	40,581	789,706
		$–
Apparel, Accessories & Luxury Goods - 2.0%
Columbia Sportswear Co.	13,946	788,925
Kontoor Brands, Inc.	14,632	814,417
		1,603,342
Casinos & Gaming - 1.0%
Las Vegas Sands Corp.	15,142	793,441

Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	12,225	795,359
		$–
Footwear - 3.0%
NIKE, Inc. - Class B	21,299	1,590,822
Steven Madden Ltd.	32,960	791,205
		2,382,027
Home Improvement Retail - 1.0%
Home Depot, Inc.	2,159	793,454

Homebuilding - 1.0%
Lennar Corp. - Class A	7,060	791,991
		$–
Hotels, Resorts & Cruise Lines - 1.0%
Wyndham Hotels & Resorts, Inc.	9,187	790,082

Leisure Facilities - 1.0%
Vail Resorts, Inc.	5,259	790,217
		$–
Leisure Products - 1.0%
Hasbro, Inc.	10,549	792,863

Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc.	32,122	781,528
		$–
The accompanying notes are an integral part of these financial statements.

2

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Other Specialty Retail - 2.0%
Dick's Sporting Goods, Inc.	3,757	$794,643
Tractor Supply Co.	13,768	784,088
		1,578,731
Total Consumer Discretionary		12,682,741

Consumer Staples - 18.0%
Consumer Staples Merchandise Retail - 1.0%
Target Corp.	7,861	790,031
		$–
Distillers & Vintners - 2.0%
Brown-Forman Corp. - Class B	27,920	805,492
Constellation Brands, Inc. - Class A	4,709	786,591
		1,592,083
Food Distributors - 1.0%
Sysco Corp.	9,974	793,930

Household Products - 8.0%
Clorox Co.	6,306	791,781
Colgate-Palmolive Co.	18,845	1,580,153
Energizer Holdings, Inc.	35,615	802,050
Kimberly-Clark Corp.	12,693	1,581,802
Procter & Gamble Co.	10,563	1,589,415
		6,345,201
Packaged Foods & Meats - 3.0%
General Mills, Inc.	16,202	793,574
Hormel Foods Corp.	28,217	792,616
Marzetti Co.	4,415	784,810
		2,371,000
Personal Care Products - 1.0%
Interparfums, Inc.	6,513	785,468
		$–
Soft Drinks & Non-alcoholic Beverages - 2.0%
PepsiCo, Inc.	11,413	1,574,081
Total Consumer Staples		14,251,794

Energy - 2.0%
Integrated Oil & Gas - 1.0%
Chevron Corp.	5,244	795,200
		$–
Oil & Gas Storage & Transportation - 1.0%
Antero Midstream Corp.	43,461	797,510
Total Energy		1,592,710

The accompanying notes are an integral part of these financial statements.

3

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Financials - 7.9%
Asset Management & Custody Banks - 2.9%
Blackstone, Inc.	4,580	$792,157
T Rowe Price Group, Inc.	15,453	1,567,707
		2,359,864
Commercial & Residential Mortgage Finance - 1.0%
Essent Group Ltd.	14,165	793,098
		$–
Investment Banking & Brokerage - 1.0%
Virtu Financial, Inc. - Class A	17,646	778,894

Life & Health Insurance - 1.0%
Principal Financial Group, Inc.	10,206	794,333
		$–
Property & Casualty Insurance - 2.0%
American Financial Group, Inc.	6,336	791,367
Selective Insurance Group, Inc.	9,989	778,842
		1,570,209
Total Financials		6,296,398

Health Care - 16.8%
Biotechnology - 4.9%
AbbVie, Inc.	8,218	1,553,367
Amgen, Inc.	5,310	1,566,981
Gilead Sciences, Inc.	6,915	776,485
		3,896,833
Health Care Equipment - 2.0%
Abbott Laboratories	12,403	1,565,134

Health Care Services - 1.0%
Premier, Inc. - Class A	36,971	794,137
		$–
Health Care Supplies - 1.0%
Dentsply Sirona, Inc.	54,241	776,189

Managed Health Care - 2.0%
Elevance Health, Inc.	2,760	781,301
UnitedHealth Group, Inc.	3,142	784,117
		1,565,418
Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	36,491	1,580,425
Johnson & Johnson	4,781	787,622
Merck & Co., Inc.	19,935	1,557,322
The accompanying notes are an integral part of these financial statements.

4

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 5.9% (Continued)
Pfizer, Inc.	33,537	$781,077
		4,706,446
Total Health Care		13,304,157

Industrials - 16.1%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	1,897	798,599
Northrop Grumman Corp.	1,387	799,758
		1,598,357
Agricultural & Farm Machinery - 1.0%
Toro Co.	10,715	795,589
		$–
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	9,245	796,549

Building Products - 2.1%
A O Smith Corp.	22,638	1,602,544
		$–
Human Resource & Employment Services - 4.0%
Automatic Data Processing, Inc.	5,075	1,570,713
Paychex, Inc.	11,019	1,590,372
		3,161,085
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	3,568	793,345

Industrial Machinery & Supplies & Components - 3.0%
Illinois Tool Works, Inc.	6,235	1,595,973
Snap-on, Inc.	2,458	789,485
		2,385,458
Rail Transportation - 1.0%
Union Pacific Corp.	3,571	792,655
		$–
Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. - Class A	9,162	793,612
Total Industrials		12,719,194

Information Technology - 12.9%
Communications Equipment - 1.0%
Cisco Systems, Inc.	11,590	789,047
		$–
IT Consulting & Other Services - 3.0%
Accenture PLC - Class A	5,870	1,567,877
The accompanying notes are an integral part of these financial statements.

5

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 3.0% (Continued)
International Business Machines Corp.	3,086	$781,221
		2,349,098
Semiconductors - 6.9%
Microchip Technology, Inc.	11,658	787,964
NXP Semiconductors NV	3,679	786,460
QUALCOMM, Inc.	10,669	1,565,782
Skyworks Solutions, Inc.	22,911	1,570,320
Texas Instruments, Inc.	4,377	792,500
		5,503,026
Systems Software - 1.0%
Dolby Laboratories, Inc. - Class A	10,523	792,803

Technology Hardware, Storage & Peripherals - 1.0%
NetApp, Inc.	7,569	788,160
Total Information Technology		10,222,134

Materials - 7.0%
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc.	8,625	800,659

Paper & Plastic Packaging Products & Materials - 3.0%
Avery Dennison Corp.	9,485	1,591,298
Sealed Air Corp.	27,065	792,193
		2,383,491
Specialty Chemicals - 3.0%
Eastman Chemical Co.	10,938	794,208
PPG Industries, Inc.	7,477	788,823
RPM International, Inc.	6,721	789,113
		2,372,144
Total Materials		5,556,294
TOTAL COMMON STOCKS (Cost $82,004,498)		79,019,487

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.23%(a)	142,619	142,619
TOTAL SHORT-TERM INVESTMENTS (Cost $142,619)		142,619

TOTAL INVESTMENTS - 99.9% (Cost $82,147,117)		$79,162,106
Other Assets in Excess of Liabilities - 0.1%		114,522
TOTAL NET ASSETS - 100.0%		$79,276,628

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

6

MARKETDESK FOCUSED U.S. DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

7

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS
July 31, 2025

COMMON STOCKS - 99.7%	Shares	Value
Communication Services - 3.4%
Interactive Home Entertainment - 3.4%
ROBLOX Corp. - Class A (a)	6,794	$936,145

Consumer Discretionary - 10.0%
Footwear - 3.3%
NIKE, Inc. - Class B	12,271	916,521
		$–
Hotels, Resorts & Cruise Lines - 3.3%
Travel + Leisure Co.	15,563	922,108

Other Specialty Retail - 3.4%
Tractor Supply Co.	16,248	925,323
Total Consumer Discretionary		2,763,952

Financials - 16.6%
Asset Management & Custody Banks - 6.7%
Blackrock, Inc.	831	919,095
Invesco Ltd.	43,512	914,187
		1,833,282
Diversified Banks - 6.6%
Citigroup, Inc.	9,753	913,856
Comerica, Inc.	13,598	918,817
		1,832,673
Regional Banks - 3.3%
Regions Financial Corp.	36,125	915,046
Total Financials		4,581,001

Industrials - 43.1%(b)
Aerospace & Defense - 6.7%
General Electric Co.	3,399	921,401
Woodward, Inc.	3,567	917,004
		1,838,405
Building Products - 3.3%
Allegion PLC	5,561	922,681
		$–
Construction & Engineering - 10.0%
Comfort Systems USA, Inc.	1,299	913,587
EMCOR Group, Inc.	1,481	929,312
Valmont Industries, Inc.	2,542	925,161
		2,768,060
Construction Machinery & Heavy Transportation Equipment - 6.6%
Caterpillar, Inc.	2,098	918,966
The accompanying notes are an integral part of these financial statements.

8

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 6.6% (Continued)
Oshkosh Corp.	7,242	$916,330
		1,835,296
Electrical Components & Equipment - 6.6%
Rockwell Automation, Inc.	2,617	920,425
Vertiv Holdings Co. - Class A	6,219	905,487
		1,825,912
Heavy Electrical Equipment - 3.3%
GE Vernova, Inc.	1,389	917,143

Industrial Machinery & Supplies & Components - 3.3%
Lincoln Electric Holdings, Inc.	3,782	920,917

Trading Companies & Distributors - 3.3%
WESCO International, Inc.	4,408	912,280
Total Industrials		11,940,694

Information Technology - 23.3%
Application Software - 3.3%
Bentley Systems, Inc. - Class B	15,817	917,070

Electronic Components - 6.7%
Amphenol Corp. - Class A	8,561	911,832
Corning, Inc.	14,696	929,375
		1,841,207
Electronic Equipment & Instruments - 3.3%
Teledyne Technologies, Inc. (a)	1,664	916,897

Semiconductors - 3.3%
Broadcom, Inc.	3,134	920,456

Systems Software - 3.3%
Oracle Corp.	3,627	920,424

Technology Hardware, Storage & Peripherals - 3.4%
Western Digital Corp.	11,737	923,584
Total Information Technology		6,439,638

Materials - 3.3%
Diversified Metals & Mining - 3.3%
MP Materials Corp. (a)	14,985	921,577
TOTAL COMMON STOCKS (Cost $26,952,257)		27,583,007

The accompanying notes are an integral part of these financial statements.

9

MARKETDESK FOCUSED U.S. MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2025

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.23%(c)	113,477	$113,477
TOTAL SHORT-TERM INVESTMENTS (Cost $113,477)		113,477

TOTAL INVESTMENTS - 100.1% (Cost $27,065,734)		$27,696,484
Liabilities in Excess of Other Assets - (0.1)%		(15,213)
TOTAL NET ASSETS - 100.0%		$27,681,271

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

10

MARKETDESK FOCUSED ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2025

	MarketDesk Focused U.S. Dividend ETF	MarketDesk Focused U.S. Momentum ETF
ASSETS:
Investments, at value (See Note 2)	$79,162,106	$27,696,484
Receivable for investments sold	29,362,210	31,552,040
Dividends receivable	107,209	29,364
Dividend tax reclaims receivable	2,142	—
Receivable for fund shares sold	—	10,609,911
Total assets	108,633,667	69,887,799

LIABILITIES:
Payable for investments purchased	29,331,419	31,610,327
Payable to adviser (See Note 3)	25,620	10,275
Payable for capital shares redeemed	—	10,585,926
Total liabilities	29,357,039	42,206,528
NET ASSETS	$79,276,628	$27,681,271

Net Assets Consist of:
Paid-in capital	$94,849,736	$27,507,727
Total distributable earnings (accumulated losses)	(15,573,108)	173,544
Total net assets	$79,276,628	$27,681,271

Net Assets	$79,276,628	$27,681,271
Shares issued and outstanding(a)	3,050,000	1,020,000
Net asset value per share	$25.99	$27.14

COST:
Investments, at cost	$82,147,117	$27,065,734

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

STATEMENTS OF OPERATIONS
For the Period Ended July 31, 2025

	MarketDesk Focused U.S. Dividend ETF	MarketDesk Focused U.S. Momentum ETF(a)
INVESTMENT INCOME:
Dividend income	$3,547,809	$100,645
Less: Dividend withholding taxes, net	(640)	—
Less: Issuance fees	(49)	—
Securities lending income (See Note 4)	28	—
Total investment income	3,547,148	100,645

EXPENSES:
Investment advisory fees (See Note 3)	361,742	28,607
Total expenses	361,742	28,607
NET INVESTMENT INCOME (LOSS)	3,185,406	72,038

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(14,467,025)	(599,615)
In-kind redemptions	10,733,478	1,545,587
Net realized gain (loss)	(3,733,547)	945,972
Net change in unrealized appreciation (depreciation) on:
Investments	(6,597,756)	630,751
Net change in unrealized appreciation (depreciation)	(6,597,756)	630,751
Net realized and unrealized gain (loss)	(10,331,303)	1,576,723
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,145,897)	$1,648,761

(a)	Inception date of the Fund was March 19, 2025.
The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	MarketDesk Focused U.S. Dividend ETF		MarketDesk Focused U.S. Momentum ETF
	Year Ended July 31, 2025	Period Ended July 31, 2024(a)	Period Ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$3,185,406	$1,851,201	$72,038
Net realized gain (loss)	(3,733,547)	7,385,577	945,972
Net change in unrealized appreciation (depreciation)	(6,597,756)	3,612,745	630,751
Net increase (decrease) in net assets from operations	(7,145,897)	12,849,523	1,648,761

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,151,515)	(1,719,733)	—
Total distributions to shareholders	(3,151,515)	(1,719,733)	—

CAPITAL TRANSACTIONS:
Shares sold	107,835,078	172,878,943	52,619,958
Shares redeemed	(122,192,133)	(80,077,638)	(26,587,452)
ETF transaction fees (See Note 1)	—	—	4
Net increase (decrease) in net assets from capital transactions	(14,357,055)	92,801,305	26,032,510

NET INCREASE (DECREASE) IN NET ASSETS	(24,654,467)	103,931,095	27,681,271

NET ASSETS:
Beginning of the period	103,931,095	—	—
End of the period	$79,276,628	$103,931,095	$27,681,271

SHARES TRANSACTIONS
Shares sold	3,870,000	6,710,000	2,020,000
Shares redeemed	(4,490,000)	(3,040,000)	(1,000,000)
Total increase (decrease) in shares outstanding	(620,000)	3,670,000	1,020,000

(a)	Inception date of the Fund was September 19, 2023.
(b)	Inception date of the Fund was March 19, 2025.

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
MarketDesk Focused U.S. Dividend ETF
7/31/2025	$28.32	0.84	(2.33)	(1.49)	(0.84)	(0.84)	—	$25.99	-5.34%	$79,277	0.35%	3.08%	242%
7/31/2024(f)	$24.97	0.62	3.26	3.88	(0.53)	(0.53)	—	$28.32	15.69%	$103,931	0.35%	2.71%	87%
MarketDesk Focused U.S. Momentum ETF
7/31/2025(g)	$25.24	0.11	1.79	1.90	—	—	0.00(h)	$27.14	7.52%	$27,681	0.45%	1.13%	398%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was September 19, 2023.
(g)	Inception date of the Fund was March 19, 2025.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2025

NOTE 1 – ORGANIZATION

MarketDesk Focused U.S. Dividend ETF (“FDIV”) and MarketDesk Focused U.S. Momentum ETF (“FMTM”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). FDIV is considered diversified and FMTM is considered non-diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
FDIV	September 19, 2023	10,000	Nasdaq Stock Market, LLC
FMTM	March 19, 2025	10,000	Nasdaq Stock Market, LLC

The investment objective for each Fund is to:

Fund	Investment Objective
FDIV	seeks capital appreciation with a higher dividend yield compared to a broad-based index of U.S. large-cap dividend paying securities.
FMTM	seeks long-term capital appreciation.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is July 31, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to July 31, 2025 for FDIV and March 19, 2025 to July 31, 2025 for FMTM (the “current fiscal period”).

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
FDIV
Assets
Common Stocks	$79,019,487	$—	$—	$79,019,487
Money Market Funds	142,619	—	—	142,619
Total Investments	$79,162,106	$—	$—	$79,162,106

FMTM
Assets
Common Stocks	$27,583,007	$—	$—	$27,583,007
Money Market Funds	113,477	—	—	113,477
Total Investments	$27,696,484	$—	$—	$27,696,484

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for FDIV are declared and paid on quarterly basis and distribution to shareholders from net investment income for FMTM are declared on annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

D.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

E.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

F.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

G.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
FDIV	$(6,853,372)	$6,853,372
FMTM	$(1,475,217)	$1,475,217

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs),

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

FDIV	0.35%
FMTM	0.45%

MarketDesk Indices, LLC (the “Sub-Adviser”) serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had not loaned securities and received cash collateral for the loans. The cash collateral would have been invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the Funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net securities lending

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

income earned on collateral investments and recognized by the applicable Funds during the current fiscal period was as follows:

FDIV	$28
FMTM	—

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
FDIV	$273,999,480	$245,765,657
FMTM	71,573,131	71,044,726

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
FDIV	$78,405,234	$120,979,122
FMTM	51,620,064	26,142,157

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period, for each Fund were as follows:

	FDIV	FMTM
Tax cost of Investments	$82,790,548	$27,094,363
Gross tax unrealized appreciation	1,213,205	633,915
Gross tax unrealized depreciation	(4,841,647)	(31,794)
Net tax unrealized appreciation (depreciation)	$(3,628,442)	$602,121
Undistributed ordinary income	165,359	72,038
Undistributed long-term gain	—	—
Total distributable earnings	165,359	72,038
Other accumulated gain (loss)	(12,110,025)	(500,615)
Total accumulated gain (loss)	$(15,573,108)	$173,544

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Funds did not defer any post-October capital or late-year losses.

MARKETDESK FOCUSED ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2025

For the current fiscal period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
FDIV	$(8,950,519)	$(3,159,506)
FMTM	$(500,615)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended July 31, 2024, were as follows:

	Ordinary Income
	Current Fiscal Period	Fiscal Period Ended July 31, 2024
FDIV	$3,151,515	$1,719,733
FMTM(a)	—	N/A
(a) Inception date is March 19, 2025.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
MarketDesk Focused U.S. Dividend ETF,
MarketDesk Focused U.S. Momentum ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of MarketDesk Focused U.S. Dividend ETF and MarketDesk Focused U.S. Momentum ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2025, and with respect to MarketDesk Focused U.S. Dividend ETF, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets and the financial highlights for the year ended July 31, 2025 and for the period September 19, 2023 (commencement of operations) to July 31, 2024, with respect to MarketDesk Focused U.S. Momentum ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 19, 2025 (commencement of operations) to July 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 23, 2025

MARKETDESK FOCUSED ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

FDIV	97.65%
FMTM	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period were as follows:

FDIV	95.97%
FMTM	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period were as follows:

FDIV	0.00%
FMTM	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
MarketDesk Focused US Momentum ETF (FMTM)
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on February 7, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the MarketDesk Focused US Momentum ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and MarketDesk Indices, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser. The Board also considered its experience with the Sub-Adviser as the sub-adviser to another series of the Trust.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.

The Board also compared the Fund’s management fee and net total expense ratio to those of a peer group of ETFs, as determined by an independent consultant to the Trust. The Board noted that the Fund’s proposed management fee and net total expense ratio were higher than the average of the most similar funds in the peer group, but within the range of the peer group. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser would realize a small profit while the Sub-Adviser would not be profitable as it relates to its arrangement with the Fund. The Board discussed the estimated profitability for the Adviser and the Sub-Adviser, noting that since the numbers were based on estimates it was premature to meaningfully evaluate each firm’s profitability. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 26, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 26, 2025